Schedule of flow-through share premium liability (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Balance, beginning of the year	$ 91,333
Balance, end of the year	1,151,052	$ 91,333
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance, beginning of the year	91,333
Liability incurred through flow-through shares issued	1,442,938	166,100
Amortization for the year	(383,219)	(74,767)
Balance, end of the year	$ 1,151,052	$ 91,333